Accounts payable, accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Deferred revenue	$ 399,820	$ 389,958
Accrued interest	270,576	255,369
Accounts payable and accrued expenses	222,203	239,086
Derivative liabilities (Note 10)	167,303	97,066
Operating lease liabilities (Note 15)	49,423	51,144
Accounts payable, accrued expenses and other liabilities	$ 1,109,325	$ 1,032,623